Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expense			$ 235,827		$ 1,041,234
Impairment loss
Gain on disposal of medical equipment			58,621		79,822
DiamiR Biosciences Corp. [Member]
Property and Equipment, Net [Line Items]
Depreciation expense		$ 20,828		$ 20,052
Research and Development Expense [Member]
Property and Equipment, Net [Line Items]
Impairment loss			1,421,782
Other Operating Expenses [Member]
Property and Equipment, Net [Line Items]
Impairment loss			$ 5,520		$ 28,128